Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other assets and other liabilities
end of	2017	2016
Other assets (CHF million)
Cash collateral on derivative instruments	5,141	5,705
Cash collateral on non-derivative transactions	490	1,237
Derivative instruments used for hedging	50	148
Assets held-for-sale	8,300	8,214
of which loans [1]	8,130	8,062
of which real estate [2]	141	122
of which long-lived assets	29	30
Assets held for separate accounts	190	431
Interest and fees receivable	4,669	4,787
Deferred tax assets [3]	5,522	5,828
Prepaid expenses	379	394
Failed purchases	1,327	2,423
Defined benefit pension and post-retirement plan assets	2,170	1,061
Other [3]	3,833	6,637
Other assets	32,071	36,865
1 Included as of December 31, 2017 and 2016 were CHF 534 million and CHF 681 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of December 31, 2017 and 2016, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million and CHF 16 million, respectively, of which CHF 5 million and CHF 13 million, respectively were related to residential real estate.

3
Includes a reclassification from other assets to deferred tax assets in the first quarter of 2017 as a result of the early adoption of ASU 2016-16. Refer to "Note 2 - Recently issued accounting standards" for further information.

end of	2017	2016
Other liabilities (CHF million)
Cash collateral on derivative instruments	8,644	11,497
Cash collateral on non-derivative transactions	473	369
Derivative instruments used for hedging	99	2
Deposits held-for-sale	0	1,577
Provisions	1,007	4,077
of which off-balance sheet risk	106	88
Restructuring liabilities	306	311
Liabilities held for separate accounts	190	431
Interest and fees payable	5,591	6,039
Current tax liabilities	700	636
Deferred tax liabilities	394	129
Failed sales	720	737
Defined benefit pension and post-retirement plan liabilities	541	516
Other	12,947	13,534
Other liabilities	31,612	39,855

Bank
Other assets and other liabilities
end of	2017	2016
Other assets (CHF million)
Cash collateral on derivative instruments	5,142	5,706
Cash collateral on non-derivative transactions	490	1,237
Derivative instruments used for hedging	50	148
Assets held-for-sale	8,300	8,214
of which loans [1]	8,130	8,062
of which real estate [2]	141	122
of which long-lived assets	29	30
Assets held for separate accounts	190	431
Interest and fees receivable	4,819	4,801
Deferred tax assets [3]	5,457	5,815
Prepaid expenses	330	395
Failed purchases	1,327	2,423
Defined benefit pension and post-retirement plan assets	1,058	995
Other [3]	3,793	6,610
Other assets	30,956	36,775
1 Included as of December 31, 2017 and 2016 were CHF 534 million and CHF 681 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of December 31, 2017 and 2016 real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million and CHF 16 million, respectively, of which CHF 5 million and CHF 13 million, respectively, were related to residential real estate.

3
Includes a reclassification from other assets to deferred tax assets in the first quarter of 2017 as a result of the early adoption of ASU 2016-16. Refer to “Note 2 – Recently issued accounting standards” for further information.

end of	2017	2016
Other liabilities (CHF million)
Cash collateral on derivative instruments	8,644	11,497
Cash collateral on non-derivative transactions	473	369
Derivative instruments used for hedging	99	2
Deposits held-for-sale	0	1,577
Provisions	998	4,068
of which off-balance sheet risk	106	88
Restructuring liabilities	301	311
Liabilities held for separate accounts	190	431
Interest and fees payable	5,804	6,012
Current tax liabilities	687	624
Deferred tax liabilities	152	99
Failed sales	720	737
Defined benefit pension and post-retirement plan liabilities	541	521
Other	13,074	13,671
Other liabilities	31,683	39,919